UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2007

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Laurion Capital Management LP
Address: 7 Times Square, Suite 2505
         New York, NY  10036

13F File Number:  28-NEW   028-12437

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Benjamin A. Smith
Title:     Partner
Phone:     212.938.6300

Signature, Place, and Date of Signing:

       /s/ Benjamin A. Smith     New York, NY     May 08, 2007

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     39

Form13F Information Table Value Total:     $141,493 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ADVANCED MICRO DEVICES INC     COM              007903107      214    16409 SH       SOLE                      214        0        0
AFFILIATED COMPUTER SERVICES   CL A             008190100      483     8200 SH       SOLE                      483        0        0
APPLE INC                      COM              037833100    35306   380000 SH  PUT  SOLE                    35306        0        0
APPLEBEES INTL INC             COM              037899101      325    13100 SH       SOLE                      325        0        0
BROWN FORMAN CORP              CL B             115637209      203     3100 SH       SOLE                      203        0        0
CACI INTL INC                  CL A             127190304      248     5300 SH       SOLE                      248        0        0
CADENCE DESIGN SYSTEM INC      COM              127387108      292    13866 SH       SOLE                      292        0        0
CBS CORP NEW                   CL B             124857202      239     7800 SH       SOLE                      239        0        0
CHUNGHWA TELECOM CO LTD        SPONSORED ADR    17133Q205      291    14600 SH       SOLE                      291        0        0
CVS CORP                       COM              126650100     1283    37575 SH       SOLE                     1283        0        0
DU PONT E I DE NEMOURS & CO    COM              263534109      297     6000 SH       SOLE                      297        0        0
Google Inc                     COM              03829P508    36653    80000 SH  PUT  SOLE                    36653        0        0
HASBRO INC                     COM              418056107      690    24100 SH       SOLE                      690        0        0
Hess Corp                      COM              023551104      388     7000 SH       SOLE                      388        0        0
KELLOGG CO                     COM              487836108      233     4540 SH       SOLE                      233        0        0
KINROSS GOLD CORP              COM NO PAR       496902404      301    21800 SH       SOLE                      301        0        0
KOHLS CORP                     COM              500255104      337     4400 SH       SOLE                      337        0        0
KROGER CO                      COM              501044101      576    20400 SH       SOLE                      576        0        0
LIMITED BRANDS INC             COM              532716107      792    30400 SH       SOLE                      792        0        0
LOEWS CORP                     CAROLNA GP STK   540424207      250     3300 SH       SOLE                      250        0        0
MEMC ELECTR MATLS INC          COM              552715104      436     7200 SH       SOLE                      436        0        0
NALCO HOLDING COMPANY          COM              62985Q101      296    12400 SH       SOLE                      296        0        0
NETWORK APPLIANCE INC          COM              64120L104      592    16200 SH       SOLE                      592        0        0
NEWMONT MINING CORP            COM              651639106    22675   540000 SH  PUT  SOLE                    22675        0        0
NOKIA CORP                     SPONSORED ADR    654902204      394    17200 SH       SOLE                      394        0        0
PNC FINL SVCS GROUP INC        COM              693475105      334     4644 SH       SOLE                      334        0        0
REGIONS FINANCIAL CORP NEW     COM              7591EP100      269     7600 SH       SOLE                      269        0        0
ROPER INDS INC NEW             COM              776696106      209     3800 SH       SOLE                      209        0        0
SALLY BEAUTY HLDGS INC         COM              79546E104      371    40400 SH       SOLE                      371        0        0
SK TELECOM LTD                 SPONSORED ADR    78440P108      569    24300 SH       SOLE                      569        0        0
STAPLES INC                    COM              855030102      269    10400 SH       SOLE                      269        0        0
STARBUCKS CORP                 COM              855244109     1613    51450 SH       SOLE                     1613        0        0
STARBUCKS CORP                 COM              855244109     7840   250000 SH  PUT  SOLE                     7840        0        0
TAIWAN SEMICONDUCTOR MFG LTD   SPONSORED ADR    874039100      303    28200 SH       SOLE                      303        0        0
TEMPLE INLAND INC              COM              879868107      466     7800 SH       SOLE                      466        0        0
TRANSOCEAN INC                 ORD              G90078109    24510   300000 SH  PUT  SOLE                    24510        0        0
Ubs Ag-Registered              COM              013268746      244     4100 SH       SOLE                      244        0        0
UNIT CORP                      COM              909218109      460     9100 SH       SOLE                      460        0        0
WASHINGTON MUT INC             COM              939322103      242     6000 SH       SOLE                      242        0        0